Related-Party Transactions (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Nov. 30, 2014	May 31, 2014
Aggregate principal balances	$ 1.3	$ 555,500
Interest rate	6.00%
Debt Instrument, Periodic Payment, Principal	20,000
Accrued Interest Payable	4,600	802,600
Stock Issued During Period, Value, New Issues	2,916,065
Related-party interest expense	33,500	36,500
Common stock exercise price	$ 6.00
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Mar. 02, 2015
Class Of Warrant Or Rights Expiration Date	Mar. 01, 2020
Amortization Of Debt Discount (Premium)	1,368,305	678,915
Proceeds from Issuance of Common Stock	5,000,000
Discount Price Per Share Percentage	20.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	521,100
Minimum Gross Proceeds From Beneficial Conversion Feature	5,000,000
Related-Party Convertible Notes Payable [Member]
Debt Instrument, Unamortized Discount	280,400
Amortization Of Debt Discount (Premium)	20,800
Discount Price Per Share Percentage	20.00%
June 2015 [Member]
Debt Instrument, Periodic Payment, Principal	72,000
Maximum [Member]
Debt Instrument, Periodic Payment, Principal	1,000
GBR Investments, LLC [Member]
Notes Issued		100,000
Patrick Mullins, M.D. [Member]
Aggregate principal balances	448,200
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	37,347
Patrick Mullins, M.D. [Member] | Other Expense [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	834
Jeffrey Dell, M.D. [Member]
Aggregate principal balances	208,900
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	17,412
Jeffrey Dell, M.D. [Member] | Other Expense [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	417
Maryl Petreccia [Member]
Aggregate principal balances	266,700
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	22,224
Maryl Petreccia [Member] | Other Expense [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	417
Raymond Takahashi, M.D [Member]
Aggregate principal balances	35,800
Common stock exercise price	$ 6.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,490
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Feb. 20, 2015
Class Of Warrant Or Rights Expiration Date	Feb. 19, 2018
Proceeds from Issuance of Common Stock	5,000,000
Discount Price Per Share Percentage	20.00%
Marc Grossman, M.D. [Member]
Aggregate principal balances	298,500
Jerrell Shelton [Member]
Notes Issued		120,000
Five Percentage Bridge Notes [Member]
Principal amount	826,900	1,793,000
Common stock exercise price	$ 5.88
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	74,709
Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			4,167	291,142
Stock Issued During Period, Value, New Issues			$ 100,000
Common stock exercise price	$ 6.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	194,095